Cover	12 Months Ended
Feb. 01, 2025
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	ACADEMY SPORTS AND OUTDOORS, INC.
Entity Central Index Key	0001817358